Equity - Additional Information (Detail) - CLP ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Dec. 20, 2017
Disclosure Of Shareholders Equity [Line Items]
Issued capital	$ 3,954,491,479,000	$ 3,882,103,470,000	$ 1,891,727,278,668
Treasury shares	72,388,009,000
Issuance of new shares	665,829,207,000
Valuation of capital increase due to the merger	1,071,727,279
Payment by minority shareholders	3,924,530
Share repurchase	72,388,009,000
Enel Generación Chile S.A. [Member]
Disclosure Of Shareholders Equity [Line Items]
Restricted net asset value	712,519,037,000	752,696,419,000
Enel Chile S.A [Member]
Disclosure Of Shareholders Equity [Line Items]
Issued capital	$ 3,954,491,479	$ 3,882,103,470
Number of shares outstanding	70,134,077,818	69,166,557,220
Treasury shares		$ 72,388,009,000
Treasury shares held		967,520,598